Investments in associates (Narrative) (Details) - share	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Osisko Development Corp [Member]
Disclosure of associates [line items]
Shares held in associates	33,333,366
Proportion of ownership interest in associate	44.10%	75.10%
Osisko Development Corp [Member] | Cariboo Gold [Member]
Disclosure of associates [line items]
NSR royalty percentage	5.00%
Osisko Development Corp [Member] | San Antonio gold project [Member]
Disclosure of associates [line items]
NSR royalty percentage	15.00%
Osisko Development Corp [Member] | Trixie property [Member]
Disclosure of associates [line items]
NSR royalty percentage	2.50%
Osisko Mining [Member]
Disclosure of associates [line items]
Shares held in associates	50,023,569
Proportion of ownership interest in associate	14.40%	14.40%
Osisko Mining [Member] | Windfall gold project [Member] | Minimum [Member]
Disclosure of associates [line items]
NSR royalty percentage	2.00%
Osisko Mining [Member] | Windfall gold project [Member] | Maximum [Member]
Disclosure of associates [line items]
NSR royalty percentage	3.00%
Osisko Metals [Member] | Other properties held by Osisko Mining [Member]
Disclosure of associates [line items]
NSR royalty percentage	1.00%